Financial result - Summary of finance income and costs (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Detailed Information About Finance Income Expense [Abstract]
Interest income from Other financial assets	€ 38	€ 436	€ 87	€ 755
Foreign currency gains	19	1	3,014	328
Gain on other financial instruments	156
Financial income	213	437	3,101	1,083
Interest expenses	(140)	(81)	(245)	(110)
Foreign currency losses	(489)	(2,083)	(101)
Losses on other financial instruments			(931)
Financial expenses	(629)	(2,164)	(1,277)	(110)
Change in fair value of warrant liabilities	(2,722)		(3,936)
Financial result	€ (3,138)	€ (1,727)	€ (2,112)	€ 973